Intangible Assets - Details of Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2017	Dec. 31, 2016
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.30%	6.80%
Post-tax WACC	5.30%	6.30%
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	7.90%
Post-tax WACC	6.60%	7.50%
Venezuela [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		17.50%
Post-tax WACC		17.00%
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.50%	8.40%
Post-tax WACC	7.80%	8.30%
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	13.90%	9.90%
Post-tax WACC	10.70%	9.50%
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	16.60%	10.60%
Post-tax WACC	10.60%	10.10%
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.30%	7.80%
Post-tax WACC	6.50%	7.40%
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.00%	9.10%
Post-tax WACC	7.30%	8.50%
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.70%	8.70%
Post-tax WACC	6.20%	8.10%
South America [member] | Health Division [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	6.90%	7.50%
Post-tax WACC	6.20%	7.30%
South America [member] | Health Division [member] | 2017 - 2026 [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.00%
Expected Volume Growth Rates		13.00%
South America [member] | Health Division [member] | 2018 - 2027 [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.00%
Expected Volume Growth Rates	2.00%
Philippines [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.70%
Post-tax WACC	5.90%
2017 - 2026 [member] | Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.70%
Expected Volume Growth Rates		1.20%
2017 - 2026 [member] | Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.20%
Expected Volume Growth Rates		4.00%
2017 - 2026 [member] | Venezuela [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		117.30%
Expected Volume Growth Rates		1.00%
2017 - 2026 [member] | Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.40%
Expected Volume Growth Rates		4.70%
2017 - 2026 [member] | Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		5.00%
Expected Volume Growth Rates		13.20%
2017 - 2026 [member] | Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.20%
Expected Volume Growth Rates		5.70%
2017 - 2026 [member] | Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.00%
Expected Volume Growth Rates		4.90%
2017 - 2026 [member] | Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		12.20%
Expected Volume Growth Rates		4.10%
2017 - 2026 [member] | Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.40%
Expected Volume Growth Rates		2.90%
2018 - 2027 [member] | Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.70%
Expected Volume Growth Rates	2.20%
2018 - 2027 [member] | Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.10%
Expected Volume Growth Rates	3.20%
2018 - 2027 [member] | Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.30%
Expected Volume Growth Rates	2.70%
2018 - 2027 [member] | Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.70%
Expected Volume Growth Rates	7.10%
2018 - 2027 [member] | Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	5.00%
Expected Volume Growth Rates	4.90%
2018 - 2027 [member] | Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.30%
Expected Volume Growth Rates	3.40%
2018 - 2027 [member] | Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	10.70%
Expected Volume Growth Rates	3.10%
2018 - 2027 [member] | Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.10%
Expected Volume Growth Rates	1.30%
2018 - 2027 [member] | Philippines [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.60%
Expected Volume Growth Rates	3.40%